Shareholder Report, Holdings (Details) - C000162386 [Member]	Sep. 30, 2024
Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.47%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.74%
Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%